Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	Pacific Funds Series Trust
Entity Central Index Key	0001137761
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 28, 2022
Document Effective Date	Jul. 29, 2022
Prospectus Date	Aug. 01, 2022
Pacific Funds Portfolio Optimization Conservative | CLASS A
Prospectus:
Trading Symbol	POAAX
Pacific Funds Portfolio Optimization Conservative | CLASS C
Prospectus:
Trading Symbol	POACX
Pacific Funds Portfolio Optimization Conservative | CLASS I-2
Prospectus:
Trading Symbol	PLCDX
Pacific Funds Portfolio Optimization Moderate-Conservative | CLASS A
Prospectus:
Trading Symbol	POBAX
Pacific Funds Portfolio Optimization Moderate-Conservative | CLASS C
Prospectus:
Trading Symbol	POBCX
Pacific Funds Portfolio Optimization Moderate-Conservative | CLASS I-2
Prospectus:
Trading Symbol	PMCDX
Pacific Funds Portfolio Optimization Moderate | CLASS A
Prospectus:
Trading Symbol	POCAX
Pacific Funds Portfolio Optimization Moderate | CLASS C
Prospectus:
Trading Symbol	POMCX
Pacific Funds Portfolio Optimization Moderate | CLASS I-2
Prospectus:
Trading Symbol	POMDX
Pacific Funds Portfolio Optimization Growth | CLASS A
Prospectus:
Trading Symbol	PODAX
Pacific Funds Portfolio Optimization Growth | CLASS C
Prospectus:
Trading Symbol	PODCX
Pacific Funds Portfolio Optimization Growth | CLASS I-2
Prospectus:
Trading Symbol	PMADX
Pacific Funds Portfolio Optimization Aggressive-Growth | CLASS A
Prospectus:
Trading Symbol	POEAX
Pacific Funds Portfolio Optimization Aggressive-Growth | CLASS C
Prospectus:
Trading Symbol	POCEX
Pacific Funds Portfolio Optimization Aggressive-Growth | CLASS I-2
Prospectus:
Trading Symbol	POEDX
Pacific Funds Ultra Short Income | CLASS I-2
Prospectus:
Trading Symbol	PLUDX
Pacific Funds Ultra Short Income | Class I
Prospectus:
Trading Symbol	PLUIX
Pacific Funds Short Duration Income | CLASS A
Prospectus:
Trading Symbol	PLADX
Pacific Funds Short Duration Income | CLASS C
Prospectus:
Trading Symbol	PLCSX
Pacific Funds Short Duration Income | CLASS I
Prospectus:
Trading Symbol	PLSDX
Pacific Funds Short Duration Income | CLASS I-2
Prospectus:
Trading Symbol	PLDSX
Pacific Funds Core Income | CLASS A
Prospectus:
Trading Symbol	PLIAX
Pacific Funds Core Income | CLASS I
Prospectus:
Trading Symbol	PLIIX
Pacific Funds Core Income | Class C
Prospectus:
Trading Symbol	PLNCX
Pacific Funds Core Income | CLASS I-2
Prospectus:
Trading Symbol	PLIDX
Pacific Funds ESG Core Bond | Class I
Prospectus:
Trading Symbol	PLEBX
Pacific Funds ESG Core Bond | CLASS I-2
Prospectus:
Trading Symbol	PLEDX
Pacific Funds Strategic Income | CLASS A
Prospectus:
Trading Symbol	PLSTX
Pacific Funds Strategic Income | CLASS C
Prospectus:
Trading Symbol	PLCNX
Pacific Funds Strategic Income | CLASS I
Prospectus:
Trading Symbol	PLSRX
Pacific Funds Strategic Income | CLASS I-2
Prospectus:
Trading Symbol	PLSFX
Pacific Funds Floating Rate Income | CLASS I
Prospectus:
Trading Symbol	PLFRX
Pacific Funds Floating Rate Income | Class A
Prospectus:
Trading Symbol	PLFLX
Pacific Funds Floating Rate Income | Class C
Prospectus:
Trading Symbol	PLBCX
Pacific Funds Floating Rate Income | CLASS I-2
Prospectus:
Trading Symbol	PLFDX
Pacific Funds High Income | CLASS A
Prospectus:
Trading Symbol	PLAHX
Pacific Funds High Income | CLASS C
Prospectus:
Trading Symbol	PLCHX
Pacific Funds High Income | CLASS I
Prospectus:
Trading Symbol	PLHIX
Pacific Funds High Income | CLASS I-2
Prospectus:
Trading Symbol	PLHYX
Pacific Funds Small/Mid-Cap | Class A
Prospectus:
Trading Symbol	PFDAX
Pacific Funds Small/Mid-Cap | Class C
Prospectus:
Trading Symbol	PFPCX
Pacific Funds Small/Mid-Cap | CLASS I-2
Prospectus:
Trading Symbol	PFMDX
Pacific Funds Small/Mid-Cap | Class R6
Prospectus:
Trading Symbol	PFOIX
Pacific Funds Small-Cap | Class A
Prospectus:
Trading Symbol	PFKAX
Pacific Funds Small-Cap | Class C
Prospectus:
Trading Symbol	PFACX
Pacific Funds Small-Cap | CLASS I-2
Prospectus:
Trading Symbol	PFQDX
Pacific Funds Small-Cap | Class R6
Prospectus:
Trading Symbol	PFJIX
Pacific Funds Small-Cap Value | Class A
Prospectus:
Trading Symbol	PFEAX
Pacific Funds Small-Cap Value | Class C
Prospectus:
Trading Symbol	PFHCX
Pacific Funds Small-Cap Value | CLASS I-2
Prospectus:
Trading Symbol	PFFDX
Pacific Funds Small-Cap Value | Class R6
Prospectus:
Trading Symbol	PFEIX